SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

9.            SUBSEQUENT EVENTS

Executive Employment Agreements

On October 5, 2015, the Company appointed Dr. Thomas H. Tulip as President of the Company. Mr. Johan M. (Thijs) Spoor resigned his role as President but will retain his roles as the Company’s Chief Executive Officer and Chairman of the Board. Mr. Spoor will continue to oversee corporate strategy and investor relations while Dr. Tulip will focus on operations and pipeline development.

Dr. Tulip’s contract provides for a $1 million bonus should the Company execute transactions as specified in the contract, including the sale of substantially all of the Company’s assets or stock or a merger transaction, any of which resulting in compensation to the Company’s stockholders aggregating in excess of $50 million for such transaction.

Convertible Notes Payable

On October 12 and 13, 2015, the Company repaid the remaining principal balance of $75,000 on the short-term note payable issued on September 19, 2014.

Capital Stock

From October 1, 2015 through October 29, 2015, 327,874 shares of Series A Preferred Stock were converted into 777,528 shares of common stock. In addition, the Company issued 23,269 shares of its common stock in satisfaction of a $5,102 dividend accrued on the shares of Series A Preferred Stock that were converted.

From October 15, 2015 through November 9, 2015, 382,617 shares of Series B preferred Stock were converted into 874,552 shares of common stock.

In October 2015, the Company issued warrants to purchase 607,229 shares of common stock at an exercise price of $0.50 per share with a five-year term. These warrants were issued in consideration of the warrant holder waiving its rights with respect to indebtedness incurred by the Company in excess of the amount permitted pursuant to the Certificate of Designation of the Relative Rights and Preferences of the Company’s Series A Preferred Stock.

Appointments and Resignation of Directors

On November 6, 2015, the Board of Directors of the Company appointed each of Dr. Thomas Tulip and Austin Lewis as directors. Effective as of November 12, 2015, Dr. Joseph A. Pierro resigned as a director. The resignation was not due to any disagreement on any matter relating to the Company’s operations, policies or practices.

On March 25, 2015, the Company issued promissory notes for $200,000 with terms substantially similar to the Notes as described in Note 8.